UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc. (formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2013

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Select Managers
Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
37	Information About the Renewal of the Fund’s Management, Portfolio Allocation Management and Sub-Invesment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Growth Fund, covering the six-month period from June 1, 2013, through November 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although expectations of higher long-term interest rates and a more moderately stimulative monetary policy sparked volatility in the U.S. stock market early in the reporting period, improved U.S. economic conditions subsequently drove stock prices higher. Even the 16-day U.S. government shutdown in October failed to derail the market’s advance, enabling some broad measures of stock market performance to reach new record highs by the reporting period’s end. Stocks across most capitalization ranges and investment styles produced strong results.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for more moderate economic expansion. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the reporting period of June 1, 2013, through November 30, 2013, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended November 30, 2013, Dreyfus Select Managers Small Cap Growth Fund’s Class A shares produced a total return of 20.80%, Class C shares returned 20.37%, and Class I shares returned 20.99%.1 In comparison, the total return of the Russell 2000 Growth Index (the “Index”), the fund’s benchmark, was 18.83% for the same period.2 The fund’s ClassY shares produced a total return of 17.22% for the period since its inception of July 1, 2013, through November 30, 2013.

U.S. stocks continued to respond positively to stronger economic growth during the reporting period.The fund outperformed the Index for the six-month period, primarily due to successful stock selections in the financials and health care sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. We seek sub-advisers that complement one another’s style of investing. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board.

The fund’s assets are currently under the day-to-day portfolio management of seven sub-advisers, each of whom acts independently and uses their own methodology to select investments. At the end of the reporting period, 22% of the fund’s assets are under the management of Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time.Approximately 26% of the fund’s assets are under the management of Geneva Capital Management Ltd., which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over long periods of time. Approximately 11% of the fund’s assets are under the management of Cupps Capital Management, LLC,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

which employs a proprietary investment framework to evaluate the attractiveness of stocks. Nicholas Investment Partners, L.P., which employs quantitative/qualitative analysis to identify companies experiencing positive change in seeking above-expected growth, manages 17% of the fund’s assets. EAM Investors, LLC, which manages less than 23% of the fund’s assets, chooses investments through bottom-up fundamental analysis using a blend of a quantitative discovery process and a qualitative analysis process. Late in the reporting period, the fund added two investment managers, apportioning 0.5% of assets to Granite Investment Partners, which seeks attractively valued small-cap companies with catalysts for growth, and 0.5% to Rice Hall James, which seeks growing companies whose value, in the view of the manager, has not yet been fully appreciated in the marketplace.These percentages will increase over time, within ranges described in the prospectus.

Recovering Economy Fueled Market’s Gains

U.S. stocks had rallied strongly in the midst of a sustained economic recovery during the months prior to the start of the reporting period. Investors responded positively to falling unemployment, rebounding housing markets, and a massive, open-ended quantitative easing program from the Federal Reserve Board (the “Fed”).

However, stocks encountered heightened volatility in June 2013, when remarks by Fed Chairman Ben Bernanke in May were widely interpreted as a signal that monetary policymakers would begin to back away from quantitative easing sooner than expected. Consequently, stocks lost value in June before generally stabilizing over the summer. Stocks resumed their advance in the fall, when the Fed unexpectedly refrained from tapering its bond purchasing program. Even a federal government shutdown in October failed to derail the rally, enabling some broad measures of stock market performance to reach record highs by the reporting period’s end.

Security Selections Produced Favorable Results

In this environment, the fund’s investment managers were especially successful in the financials sector, where relative performance benefited from underweighted exposure to weakness among real estate financial trusts (“REITs”). Conversely, the fund held a modestly overweighted position in the health care sector, where clinical trials data manager Medidata Solutions benefited from the growing adoption of cloud com-

puting. In addition, biotechnology firm ACADIA Pharmaceuticals gained value when regulators agreed to expedite an application for approval of a promising new treatment for Parkinson’s disease.

The fund’s relative results proved more disappointing in the industrials sector, where global commercial printing and promotions provider InnerWorkings encountered weakness in its European operations, and construction materials distributor Beacon Roofing Supply reduced its profit forecast due to pricing pressures and sluggish demand for shingles.

Finding Growth Opportunities in a Rising Market

Although valuations expanded in the wake of the reporting period’s gains, we currently expect earnings of small-cap companies to grow at a relatively robust rate as the economic recovery gains additional traction. Indeed, the fund’s underlying investment managers report that they have continued to identify ample opportunities meeting their respective investment criteria, particularly among companies producing niche products that tend to be relatively insensitive to prevailing economic conditions.

December 16, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s Class A, C andY returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from June 1, 2013 to November 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2013 †

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$7.20	$10.94	$5.43	$4.43
Ending value (after expenses)	$1,208.00	$1,203.70	$1,209.90	$1,172.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2013

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$6.58	$10.00	$4.96	$4.96
Ending value (after expenses)	$1,018.55	$1,015.14	$1,020.16	$1,020.16

†	From July 1, 2013 (commencement of initial offering) to November 30, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 1.98% for Class C and .98%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .98% for ClassY, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period June 1, 2013 to November 30, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 1.98% for Class C, .98% for
Class I and .98% for ClassY, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2013 (Unaudited)

Common Stocks—98.6%	Shares		Value ($)
Automobiles & Components—1.2%
Fox Factory Holding	40,161		738,159
Gentex	74,713		2,227,195
Motorcar Parts of America	38,897	[a]	684,198
Tesla Motors	3,061	[a,b]	389,604
Thor Industries	15,638		845,547
Tower International	27,590	[a]	592,909
			5,477,612
Banks—1.6%
BancorpSouth	39,587		946,525
Bank of the Ozarks	48,682		2,733,494
PacWest Bancorp	17,188		707,114
Radian Group	39,477	[b]	562,942
Texas Capital Bancshares	46,465	[a]	2,609,939
			7,560,014
Capital Goods—9.3%
A.O. Smith	11,673		632,093
Acuity Brands	29,712		3,046,371
Astronics	16,106	[a]	842,183
Barnes Group	80,378		2,933,797
Beacon Roofing Supply	102,772	[a]	3,821,063
Chart Industries	41,366	[a]	4,024,912
CIRCOR International	10,835		859,541
Curtiss-Wright	14,269		752,975
DigitalGlobe	11,189	[a]	443,084
Donaldson	46,396		1,936,105
Dycom Industries	24,094	[a]	681,860
ExOne	14,046	[b]	750,056
Furmanite	39,828	[a]	450,056
GenCorp	22,126	[a,b]	405,791
Generac Holdings	19,676		1,047,944
Graham	15,661		585,408
H&E Equipment Services	22,765	[a]	649,485
Hexcel	15,602	[a]	685,396
Hyster-Yale Materials Handling	7,365		613,946
Middleby	17,949	[a]	3,963,857

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Mueller Water Products, Cl. A	65,813		566,650
Orbital Sciences	28,680	[a]	673,406
Power Solutions International	10,505	[a]	785,774
PowerSecure International	60,538	[a]	1,063,652
Primoris Services	59,367		1,707,395
Proto Labs	78,254	[a,b]	5,814,272
RBC Bearings	38,393	[a]	2,625,697
Taser International	35,447	[a]	609,334
Trex	4,385	[a]	317,430
			43,289,533
Commercial & Professional Services—4.5%
Advisory Board	68,231	[a]	4,415,911
Ceco Environmental	38,264		609,546
Healthcare Services Group	85,278		2,472,209
InnerWorkings	91,930	[a,b]	632,478
Mobile Mini	64,480		2,604,992
On Assignment	26,849	[a]	913,671
Ritchie Brothers Auctioneers	126,015	[b]	2,602,210
Rollins	103,930		2,923,551
Team	26,913	[a]	1,101,280
UniFirst	6,398		654,132
WageWorks	36,676	[a]	2,101,535
			21,031,515
Consumer Durables & Apparel—2.0%
Black Diamond	48,321	[a]	645,085
Deckers Outdoor	27,067	[a,b]	2,236,817
Fifth & Pacific Companies	30,055	[a]	981,596
G-III Apparel Group	7,690	[a]	463,322
Hanesbrands	10,221		716,492
Helen of Troy	13,633	[a]	664,063
La-Z-Boy	28,479		833,296
Meritage Homes	12,829	[a]	559,088
Movado Group	15,076		686,260
SodaStream International	11,224	[a,b]	645,156
Steven Madden	17,041	[a]	663,917
			9,095,092

Common Stocks (continued)	Shares		Value ($)
Consumer Services—5.8%
AFC Enterprises	12,421	[a]	541,431
Bally Technologies	9,348	[a]	697,080
Bright Horizons Family Solutions	14,948		520,938
Capella Education	9,526	[a]	626,049
Cheesecake Factory	48,530		2,365,837
Chuy’s Holdings	85,443	[a]	2,976,834
Del Frisco’s Restaurant Group	20,916	[a]	442,792
Domino’s Pizza	19,406		1,341,537
Fiesta Restaurant Group	33,241	[a]	1,627,811
Grand Canyon Education	133,306	[a]	6,070,755
Jack in the Box	15,674	[a]	742,164
K12	58,195	[a]	1,224,423
Krispy Kreme Doughnuts	69,821	[a]	1,772,057
LifeLock	84,460	[a]	1,454,401
Panera Bread, Cl. A	9,932	[a]	1,756,871
Red Robin Gourmet Burgers	18,280	[a]	1,457,099
Sonic	29,922	[a]	592,156
Sotheby’s	13,197		676,478
			26,886,713
Diversified Financials—3.6%
Affiliated Managers Group	5,898	[a]	1,181,074
Evercore Partners, Cl. A	15,336		841,180
Financial Engines	85,822		5,814,440
HFF, Cl. A	16,046		411,099
MarketAxess Holdings	50,085		3,524,481
Portfolio Recovery Associates	63,970	[a]	3,735,848
Regional Management	20,845	[a]	701,017
World Acceptance	6,739	[a]	622,144
			16,831,283
Energy—4.7%
Bonanza Creek Energy	61,455	[a]	2,818,941
Diamondback Energy	12,107	[a]	602,202
Dril-Quip	30,362	[a]	3,296,098
Geospace Technologies	6,013	[a]	524,755
Golar LNG	14,810	[b]	538,047
Goodrich Petroleum	93,473	[a]	1,798,421

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Gulfport Energy	65,586	[a]	3,832,190
Matador Resources	20,536	[a]	447,479
Oasis Petroleum	10,837	[a]	499,911
PDC Energy	10,841	[a]	638,643
Resolute Energy	44,038	[a]	396,782
Rosetta Resources	25,475	[a]	1,288,271
Sanchez Energy	25,324	[a]	650,067
SM Energy	27,512		2,424,908
Stone Energy	20,852	[a]	689,784
Targa Resources	8,269		670,533
Triangle Petroleum	76,088	[a]	808,055
			21,925,087
Exchange-Traded Funds—.5%
iShares Russell 2000 ETF	21,399		2,429,001
Food & Staples Retailing—1.3%
Andersons	9,748		829,262
Fairway Group Holdings	5,140	[b]	97,609
Fresh Market	25,638	[a]	1,043,723
Susser Holdings	14,888	[a,b]	953,130
United Natural Foods	42,435	[a]	2,921,650
			5,845,374
Food, Beverage & Tobacco—1.0%
Boulder Brands	42,868	[a]	656,309
J&J Snack Foods	26,226		2,253,338
TreeHouse Foods	22,877	[a]	1,604,822
			4,514,469
Health Care Equipment & Services—14.6%
Abaxis	36,875		1,326,762
ABIOMED	125,090	[a]	3,576,324
Acadia Healthcare	55,931	[a]	2,584,011
Air Methods	13,316		745,163
athenahealth	23,235	[a,b]	3,047,735
Bio-Reference Labs	57,925	[a,b]	1,691,410
BioTelemetry	63,272	[a]	663,723
Cantel Medical	109,059		4,070,082
Capital Senior Living	20,481	[a]	457,341

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Cardiovascular Systems	34,313	[a]	1,139,192
Chemed	34,400	[b]	2,680,792
Cyberonics	10,146	[a]	697,233
DexCom	107,297	[a]	3,550,457
GenMark Diagnostics	32,442	[a]	386,060
Globus Medical, Cl. A	32,719	[a]	630,168
Haemonetics	37,678	[a]	1,592,272
HealthSouth	21,136		756,457
HealthStream	33,897	[a]	1,140,295
Healthways	51,822	[a]	726,026
Insulet	52,765	[a]	1,953,360
IPC The Hospitalist	69,653	[a]	4,379,781
Medidata Solutions	66,396	[a]	7,895,149
MEDNAX	31,215	[a]	3,458,622
Merit Medical Systems	41,691	[a]	682,482
MWI Veterinary Supply	20,215	[a]	3,682,567
Neogen	112,524	[a]	5,724,096
Novadaq Technologies	105,952	[a]	1,764,101
Oxford Immunotec Global	6,830		108,187
Rockwell Medical	56,806	[a]	831,072
Spectranetics	74,404	[a]	1,730,637
STAAR Surgical	31,128	[a]	392,835
Tandem Diabetes Care	475		10,455
Team Health Holdings	29,303	[a]	1,369,329
TearLab	80,984	[a,b]	758,820
Unilife	187,687	[a]	835,207
West Pharmaceutical Services	16,301		813,746
			67,851,949
Household & Personal Products—.2%
Nu Skin Enterprises, Cl. A	6,959		889,639
Insurance—.8%
eHealth	33,094	[a]	1,499,489
Employers Holdings	22,206		724,804
HCI Group	16,378		815,461
RLI	6,350		640,652
			3,680,406

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials—2.7%
Advanced Emissions Solutions	15,631	[a]	906,442
AK Steel Holding	133,683	[a]	756,646
Balchem	43,567		2,576,988
Eagle Materials	7,910		616,980
Flotek Industries	52,070	[a]	1,090,346
Glatfelter	24,851		695,579
KapStone Paper and Packaging	14,203		756,736
Minerals Technologies	12,493		742,084
PolyOne	21,136		686,075
RTI International Metals	10,768	[a]	375,480
Sealed Air	18,892		606,622
Sensient Technologies	42,013		2,064,519
US Silica Holdings	23,117		797,768
			12,672,265
Media—1.7%
Carmike Cinemas	29,610	[a]	708,863
Cinemark Holdings	16,744		552,385
Cumulus Media, Cl. A	235,900	[a]	1,646,582
Live Nation	75,090	[a]	1,379,403
MDC Partners, Cl. A	97,272		2,213,911
Nexstar Broadcasting Group, Cl. A	16,135		801,425
Sinclair Broadcast Group, Cl. A	21,860		717,445
			8,020,014
Pharmaceuticals, Biotech &
Life Sciences—7.5%
Acadia Pharmaceuticals	61,110	[a,b]	1,423,252
Aegerion Pharmaceuticals	30,621	[a]	2,171,948
Alkermes	19,339	[a]	780,909
Alnylam Pharmaceuticals	11,657	[a]	713,408
Anacor Pharmaceuticals	60,860	[a]	852,040
Celldex Therapeutics	69,519	[a]	1,929,848
Cellular Dynamics International	6,457	[b]	100,148
Cepheid	97,296	[a,b]	4,419,185
Chimerix	34,473		552,257

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Exact Sciences	32,123	[a]	394,470
Fluidigm	34,539	[a]	1,097,649
Foundation Medicine	28,605	[b]	716,269
ICON	9,750	[a]	371,865
Insmed	43,983	[a]	712,525
Insys Therapeutics	13,715	[a]	604,831
Intercept Pharmaceuticals	9,856	[a]	516,159
InterMune	41,576	[a]	574,996
Keryx Biopharmaceuticals	70,902	[a]	984,829
Kythera Biopharmaceuticals	15,840	[a]	617,443
Lannett Company	23,764	[a]	701,989
Myriad Genetics	4,355	[a,b]	129,561
Nektar Therapeutics	70,782	[a]	889,022
NPS Pharmaceuticals	59,257	[a]	1,564,977
Pacira Pharmaceuticals	12,248	[a]	675,967
PAREXEL International	57,202	[a]	2,357,866
Pharmacyclics	6,033	[a]	751,229
Raptor Pharmaceuticals	43,651	[a]	606,312
Receptos	24,375		564,038
Repligen	61,914	[a]	833,982
Techne	47,613		4,072,816
Tesaro	36,523	[a]	1,424,397
Theravance	20,378	[a]	769,473
			34,875,660
Real Estate—.3%
Howard Hughes	14,314	[a]	1,633,514
Retailing—4.6%
Finish Line, Cl. A	25,375		670,154
Five Below	40,610	[a,b]	2,158,828
Haverty Furniture	24,317		693,034
Hibbett Sports	37,615	[a]	2,428,801
HomeAway	18,897	[a]	689,740
Lithia Motors, Cl. A	8,444		557,980

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
LKQ	60,427	[a]	2,003,155
Lumber Liquidators Holdings	5,006	[a]	504,054
Monro Muffler Brake	65,878		3,495,487
Restoration Hardware Holdings	35,296	[a]	2,664,848
Shutterfly	20,783	[a]	981,581
Tuesday Morning	26,680	[a]	369,518
Ulta Salon Cosmetics & Fragrance	17,374	[a]	2,205,456
Vitamin Shoppe	31,878	[a]	1,730,019
Zale	32,004	[a]	472,059
			21,624,714
Semiconductors & Semiconductor
Equipment—3.3%
Advanced Energy Industries	15,310	[a]	364,684
Applied Micro Circuits	128,000	[a]	1,606,400
Cabot Microelectronics	43,590	[a]	1,964,601
Cavium	4,445	[a]	160,909
FormFactor	147,303	[a]	798,382
GT Advanced Technologies	66,358	[a]	650,972
Himax Technologies, ADR	73,344	[b]	733,440
Monolithic Power Systems	20,193		674,446
Power Integrations	45,035		2,407,572
Rubicon Technology	51,244	[a]	521,664
Semtech	75,030	[a]	2,229,892
Silicon Laboratories	20,322	[a]	793,574
SunEdison	54,273	[a]	689,810
SunPower	30,134	[a,b]	914,266
Synaptics	13,103	[a]	661,833
			15,172,445
Software & Services—19.9%
Acxiom	66,079	[a]	2,199,109
Aspen Technology	16,894	[a]	667,820
Benefitfocus	8,318		401,843
Blucora	23,139	[a]	672,882
Bottomline Technologies	60,998	[a]	2,108,701

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Brightcove	45,701	[a]	650,325
Callidus Software	77,740	[a]	848,921
Cass Information Systems	26,944		1,690,736
ChannelAdvisor	47,390		1,626,898
Concur Technologies	26,910	[a]	2,612,692
Constant Contact	22,356	[a]	611,884
Cornerstone OnDemand	11,954	[a]	602,721
CoStar Group	18,945	[a]	3,528,317
Covisint	76,699		973,310
Cvent	10,427		339,607
DealerTrack Technologies	74,888	[a]	3,130,318
Demandware	58,535	[a]	3,317,178
Ebix	51,990	[b]	724,221
Envestnet	54,189	[a]	2,154,013
EPAM Systems	21,556	[a,b]	764,591
EVERTEC	30,592		675,165
FactSet Research Systems	8,402	[b]	949,426
FleetMatics Group	18,924	[a]	732,359
Gigamon	14,140		413,029
Global Eagle Entertainment	63,515	[a]	974,955
Glu Mobile	97,239	[a,b]	357,840
Gogo	75,467	[b]	2,012,705
Guidewire Software	12,728	[a]	607,507
iGATE	23,261	[a]	778,778
Infoblox	94,676	[a]	3,008,804
Interactive
Intelligence Group	42,313	[a]	2,752,038
Intralinks Holdings	64,149	[a]	699,866
Manhattan Associates	6,527	[a]	784,937
MAXIMUS	96,332		4,383,106
Mentor Graphics	29,583		666,357
Move	32,157	[a]	496,826
NetSuite	21,824	[a]	2,096,850
NIC	52,908		1,289,897

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Pegasystems	39,239		1,975,684
Proofpoint	46,841	[a]	1,428,651
PROS Holdings	38,159	[a]	1,470,648
Rally Software Development	18,511		455,371
Responsys	37,429	[a]	632,924
Rocket Fuel	23,854	[b]	1,138,790
SciQuest	86,857	[a]	2,428,522
SeaChange International	46,345	[a]	687,760
ServiceSource International	104,229	[a]	1,012,064
Shutterstock	12,786	[a,b]	945,908
Spark Networks	49,876	[a,b]	279,306
Splunk	9,091	[a]	656,007
SPS Commerce	39,185	[a]	2,577,197
Textura	42,949	[b]	1,454,253
Trulia	15,280	[a,b]	524,715
Tyler Technologies	62,331	[a]	6,395,784
Ultimate Software Group	54,736	[a]	8,576,583
Verint Systems	35,835	[a]	1,358,863
Web.com Group	28,242	[a]	806,309
WebMD Health	23,364	[a,b]	903,486
Wix.com	3,251	[b]	66,646
Xoom	43,203		1,193,915
Yelp	38,487	[a]	2,335,776
			92,611,694
Technology Hardware & Equipment—3.8%
ARRIS Group	21,958	[a]	450,578
Aruba Networks	21,052	[a]	375,568
Belden	10,550		738,711
CalAmp	29,412	[a]	733,535
Ciena	33,873	[a]	752,319
Cognex	44,270		1,458,696

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Digi International	95,115	[a]	1,093,822
EchoStar, Cl. A	14,857	[a]	743,593
Electronics for Imaging	17,285	[a]	684,486
FEI	6,995		636,895
Infinera	55,667	[a,b]	517,703
InvenSense	35,964	[a,b]	621,818
Methode Electronics	24,301		703,028
National Instruments	100,337		3,136,535
Procera Networks	28,399	[a,b]	433,653
ShoreTel	171,270	[a]	1,383,862
Sonus Networks	190,700	[a]	554,937
Stratasys	17,140	[a]	2,018,578
Ubiquiti Networks	22,545		888,273
			17,926,590
Telecommunication Services—.1%
RingCentral, Cl. A	31,610		501,651
Transportation—3.6%
Aegean Marine Petroleum Network	56,122		601,628
Allegiant Travel	25,677		2,842,444
Avis Budget Group	20,151	[a]	742,766
Echo Global Logistics	132,790	[a]	2,732,819
Forward Air	23,430		1,012,176
Genesee & Wyoming, Cl. A	25,375	[a]	2,441,075
Marten Transport	90,720		1,762,689
Old Dominion Freight Line	25,848	[a]	1,331,948
Roadrunner Transportation Systems	54,535	[a]	1,493,168
Spirit Airlines	17,181	[a]	788,092
US Airways Group	45,205	[a,b]	1,061,413
			16,810,218
Total Common Stocks
(cost $325,185,158)			459,156,452

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $27,601,670)	27,601,670 [c]	27,601,670
Total Investments (cost $352,786,828)	104.5%	486,758,122
Liabilities, Less Cash and Receivables	(4.5%)	(21,135,139)
Net Assets	100.0%	465,622,983

ADR—American Depository Receipts
ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At November 30, 2013, the value of the fund’s securities on loan was
$26,893,917 and the value of the collateral held by the fund was $27,601,670.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Software & Services	19.9	Materials	2.7
Health Care Equipment & Services	14.6	Consumer Durables & Apparel	2.0
Capital Goods	9.3	Media	1.7
Pharmaceuticals, Biotech & Life Sciences	7.5	Banks	1.6
Money Market Investment	5.9	Food & Staples Retailing	1.3
Consumer Services	5.8	Automobiles & Components	1.2
Energy	4.7	Food, Beverage & Tobacco	1.0
Retailing	4.6	Insurance	.8
Commercial & Professional Services	4.5	Exchange-Traded Funds	.5
Technology Hardware & Equipment	3.8	Real Estate	.3
Diversified Financials	3.6	Household & Personal Products	.2
Transportation	3.6	Telecommunication Services	.1
Semiconductors &
Semiconductor Equipment	3.3		104.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments(including securities on loan, valued at $26,893,917)—Note 1(b):
Unaffiliated issuers		325,185,158 459,156,452
Affiliated issuers			27,601,670	27,601,670
Cash				6,820,170
Receivable for investment securities sold				1,648,851
Receivable for shares of Common Stock subscribed				360,492
Dividends and securities lending income receivable				246,844
Prepaid expenses				32,055
			495,866,534
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				396,645
Liability for securities on loan—Note 1(b)				27,601,670
Payable for investment securities purchased				2,022,231
Payable for shares of Common Stock redeemed				174,110
Accrued expenses				48,895
				30,243,551
Net Assets ($)			465,622,983
Composition of Net Assets ($):
Paid-in capital			307,843,420
Accumulated Investment (loss)—net				(1,563,860)
Accumulated net realized gain (loss) on investments				25,372,129
Accumulated net unrealized appreciation
(depreciation) on investments			133,971,294
Net Assets ($)			465,622,983

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	2,357,916	221,155	463,042,740	1,172.11
Shares Outstanding	88,079	8,469	17,123,945	43.37
Net Asset Value Per Share ($)	26.77	26.11	27.04	27.03

See notes to financial statements.

The Fund	19

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,073 foreign taxes withheld at source)	704,231
Income from securities lending—Note 1(b)	349,813
Total Income	1,054,044
Expenses:
Management fee—Note 3(a)	1,885,437
Custodian fees—Note 3(c)	77,452
Registration fees	30,790
Professional fees	28,818
Directors’ fees and expenses—Note 3(d)	13,019
Prospectus and shareholders’ reports	6,360
Shareholder servicing costs—Note 3(c)	3,407
Loan commitment fees—Note 2	3,083
Distribution fees—Note 3(b)	350
Miscellaneous	8,621
Total Expenses	2,057,337
Less—reduction in expenses due to undertaking—Note 3(a)	(533)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	2,056,801
Investment (Loss)—Net	(1,002,757)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,876,762
Net unrealized appreciation (depreciation) on investments	55,869,145
Net Realized and Unrealized Gain (Loss) on Investments	79,745,907
Net Increase in Net Assets Resulting from Operations	78,743,150

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Operations ($):
Investment (loss)—net	(1,002,757)	(659,669)
Net realized gain (loss) on investments	23,876,762	8,775,193
Net unrealized appreciation
(depreciation) on investments	55,869,145	65,403,208
Net Increase (Decrease) in Net Assets
Resulting from Operations	78,743,150	73,518,732
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,614,743	676,781
Class C	174,184	25,490
Class I	50,073,157	134,063,168
Class Y	1,000	—
Cost of shares redeemed:
Class A	(128,940)	(613,082)
Class C	—	(51,050)
Class I	(28,257,938)	(33,883,374)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	23,476,206	100,217,933
Total Increase (Decrease) in Net Assets	102,219,356	173,736,665
Net Assets ($):
Beginning of Period	363,403,627	189,666,962
End of Period	465,622,983	363,403,627
Accumulated investment (loss)—net	(1,563,860)	(561,103)

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Capital Share Transactions:
Class Ab
Shares sold	63,072	36,749
Shares redeemed	(5,145)	(31,680)
Net Increase (Decrease) in Shares Outstanding	57,927	5,069
Class Cb
Shares sold	7,012	1,398
Shares redeemed	—	(2,698)
Net Increase (Decrease) in Shares Outstanding	7,012	(1,300)
Class I
Shares sold	2,027,078	6,979,448
Shares redeemed	(1,128,759)	(1,738,932)
Net Increase (Decrease) in Shares Outstanding	898,319	5,240,516
Class Y
Shares sold	43.37	—

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended May 31, 2013, 865 Class C shares representing $18,835 were exchanged for 847
Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2013				Year Ended May 31,
Class A Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	22.16		17.13	18.36	12.50
Investment Operations:
Investment (loss)—net[b]	(.09)		(.11)	(.13)	(.15)
Net realized and unrealized
gain (loss) on investments	4.70		5.14	(1.10)	6.06
Total from Investment Operations	4.61		5.03	(1.23)	5.91
Distributions:
Return of capital	—		—	—	(.05)
Net asset value, end of period	26.77		22.16	17.13	18.36
Total Return (%)[c]	20.80	[d]	29.36	(6.70)	47.31	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.37	[e]	1.34	1.43	2.95	[e]
Ratio of net expenses to average net assets	1.30	[e]	1.33	1.34	1.40	[e]
Ratio of net investment (loss)
to average net assets	(.77)[e]		(.56)	(.78)	(1.03)[e]
Portfolio Turnover Rate	68.53	[d]	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	2,358		668	430	758

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2013				Year Ended May 31,
Class C Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	21.70		16.89	18.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.18)		(.23)	(.26)	(.26)
Net realized and unrealized
gain (loss) on investments	4.59		5.04	(1.07)	6.03
Total from Investment Operations	4.41		4.81	(1.33)	5.77
Distributions:
Return of capital	—		—	—	(.05)
Net asset value, end of period	26.11		21.70	16.89	18.22
Total Return (%)[c]	20.37	[d]	28.48	(7.30)	46.19	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.21	[e]	2.25	2.16	3.73	[e]
Ratio of net expenses to average net assets	1.98	[e]	2.02	2.07	2.15	[e]
Ratio of net investment (loss)
to average net assets	(1.46)[e]		(1.28)	(1.56)	(1.77)[e]
Portfolio Turnover Rate	68.53	[d]	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	221		32	47	214

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2013				Year Ended May 31,
Class I Shares	(Unaudited)		2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	22.35		17.22	18.40	12.50
Investment Operations:
Investment (loss)—net[b]	(.06)		(.05)	(.06)	(.13)
Net realized and unrealized
gain (loss) on investments	4.75		5.18	(1.12)	6.08
Total from Investment Operations	4.69		5.13	(1.18)	5.95
Distributions:
Return of capital	—		—	—	(.05)
Net asset value, end of period	27.04		22.35	17.22	18.40
Total Return (%)	20.99	[c]	29.79	(6.41)	47.63	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	[d]	.99	1.03	1.77	[d]
Ratio of net expenses to average net assets	.98	[d]	.99	1.02	1.15	[d]
Ratio of net investment (loss)
to average net assets	(.48)[d]		(.25)	(.34)	(.84)[d]
Portfolio Turnover Rate	68.53	[c]	111.48	107.62	70.41	[c]
Net Assets, end of period ($ x 1,000)	463,043		362,704	189,191	111,480

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

	Period Ended
Class Y Shares	November 30, 2013 [a]
Per Share Data ($):
Net asset value, beginning of period	23.06
Investment Operations:
Investment (loss)—net[b]	(.06)
Net realized and unrealized
gain (loss) on investments	4.03
Total from Investment Operations	3.97
Net asset value, end of period	27.03
Total Return	17.22	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	[d]
Ratio of net expenses to average net assets	.98	[d]
Ratio of net investment
(loss) to average net assets	(.55)[d]
Portfolio Turnover Rate	68.53	[c]
Net Assets, end of period ($ x 1,000)	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Geneva Capital Management Ltd. (“Geneva”), Cupps Capital Management, LLC (“CCM”), Nicholas Investment Partners, L.P. (“Nicholas”), EAM Investors, LLC (“EAM”), Granite Investment Partners, LLC (“Granite”) and Rice Hall James & Associates (“Rice Hall”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio. Effective September 30, 2013, the Company’s Board of Directors (the “Board”) terminated the fund’s sub-investment advisory agreement with King Investment Advisors, Inc. Effective November 15, 2013, the Board approved new sub-investment advisory agreements with Granite and Rice Hall, respectively.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 325 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (100 million shares autho-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	446,349,901	—	—	446,349,901
Equity Securities—
Foreign
Common Stocks†	10,377,550	—	—	10,377,550
Exchange-Traded
Funds	2,429,001	—	—	2,429,001
Mutual Funds	27,601,670	—	—	27,601,670

† See Statement of Investments for additional detailed categorizations.

At November 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2013,The Bank of NewYork Mellon earned $64,261 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2013 ($)	Purchases ($)	Sales ($)	11/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	49,047,750	80,733,584	102,179,664	27,601,670	5.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income–net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2013, the fund did not borrow under the Facilities.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from February 13, 2013 through October 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $533 during the period ended November 30, 2013.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Riverbridge, Geneva, CCM, Nicholas, EAM, Granite and Rice Hall, Dreyfus pays each sub-investment adviser separate monthly fees at an annual percentage of the value of the fund’s average daily net assets managed by such investment adviser.

During the period ended November 30, 2013, the Distributor retained $3,007 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2013, Class C shares were charged $350 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2013, Class A and Class C shares were charged $1,502 and $117, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $1,337 for transfer agency services and $56 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2013, the fund was charged $77,452 pursuant to the custody agreement.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $11 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2013, the fund was charged $4,571 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $337,994, Distribution Plan fees $130, Shareholder Services Plan fees $485, custodian fees $53,663, Chief Compliance Officer fees $3,833 and transfer agency fees $697, which are offset against an expense reimbursement currently in effect in the amount of $157.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2013, amounted to $303,351,238 and $279,546,392, respectively.

At November 30, 2013, accumulated net unrealized appreciation on investments was $133,971,294, consisting of $137,915,659 gross unrealized appreciation and $3,944,365 gross unrealized depreciation.

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT, PORTFOLIO ALLOCATION MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013 (the “Meeting”), the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Management Agreement”); (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors, LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements with each of EAM Investors, LLC, Geneva Capital Management Ltd., Riverbridge Partners, LLC, Nicholas Investment Partners, L.P., and Cupps Capital Management, LLC (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser serves as sub-investment adviser and provides day-to-day management of a percentage of the fund’s portfolio (collectively with the Management Agreement and the Allocation Agreement, the “Agreements”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the fund (“Independent Directors”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus, EACM and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentation from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, Dreyfus’ supervisory activities over EACM and the Sub-Advisers, and EACM’s evaluations and recommendations to Dreyfus regarding the Sub-Advisers and EACM’s supervisory activities over the Sub-Advisers. The Board also considered the Sub-Adviser’s brokerage policies and practices (including policies and practices regarding soft dollars) and the respective standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for each time period, except for the two-year period when the fund’s performance was two basis points below the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians, and the fund’s total expenses were below the Expense Group median and slightly below the Expense Universe median.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until October 14, 2014, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus, EACM, the Sub-Advisers or their affiliates for advising any separate accounts and/or other types of client portfolios that are con-

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

sidered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee paid to EACM and to each Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Advisers, EACM and Dreyfus.The Board also reviewed and considered the individual performance of the respective Sub-Advisers as to the portion of the fund’s assets under their manage-ment.The Board also noted that EACM’s and each Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on advice of its counsel its profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, EACM, and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and each Sub-Adviser pursuant to respective Agreements, the Board did not consider EACM’s or any Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and each Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and EACM from acting as portfolio allocation manager, and noted the soft dollar arrangements in effect among the various Sub-Advisers for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus, EACM, and the Sub-Advisers are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus, EACM, and the Sub-Advisers were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

APPROVAL OF ADDITONAL SUB-INVESTMENT ADVISERS

Also at the Meeting, Dreyfus and EACM recommended the appointment of each of Granite Investment Partners, LLC (“Granite”) and Rice Hall James & Associates (“RHJ”) to serve as a new sub-investment adviser for the fund.The recommendation of Granite and RHJ was based on, among other information, EACM’s review and due diligence report relating to Granite and RHJ and their investment advisory services. In the opinion of Dreyfus and EACM, the proposed allocation to each of Granite and RHJ of a portion of the fund’s assets would allow Granite and RHJ to effectively complement the fund’s five other sub-investment advisers, Riverbridge Partners, LLC, EAM Investors, LLC, Geneva Capital Management Ltd., Cupps Capital Management LLC and Nicholas Investment Partners, L.P., and increase portfolio diversification, as well as help avoid any potential capacity constraints that may arise if the fund continues its steady asset growth, and would be in the best inter-

ests of the fund’s shareholders.The target percentage of the fund’s assets to be allocated to each of Granite and RHJ, will occur over time.

At the Meeting, the Board, including a majority of the Independent Directors, considered and approved a Sub-Investment Advisory Agreement between Dreyfus and each of Granite and RHJ pursuant to which each would provide investment advisory assistance and day-to-day management of the portion of the fund’s assets allocated to each of them (the “Sub-Advisory Agreements”). In determining whether to approve the Sub-Advisory Agreements, the Board considered the due diligence materials prepared by EACM and other information, which included: (i) a copy of each Sub-Advisory Agreement between Dreyfus and Granite and RHJ; (ii) information regarding the process by which EACM recommended and Dreyfus selected and recommended Granite and RHJ for Board approval; (iii) information regarding the nature, extent and quality of the services each of Granite and RHJ would provide to the fund; (iv) information regarding Granite’s and RHJ’s reputation, investment management business, personnel, and operations; (v) information regarding Granite’s and RHJ’s respective brokerage and trading policies and practices; (vi) information regarding the level of the sub-investment advisory fee to be charged by each of Granite and RHJ; (vii) information regarding Granite’s and RHJ’s respective compliance programs; and (viii) information regarding historical performance returns managing investment mandates similar to the fund’s investment mandate for each of Granite and RHJ, with such performance compared to relevant indices. The Board also considered the substance of discussions with representatives of Dreyfus and EACM at the Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent, and Quality of Services to be provided by each of Granite and RHJ. In examining the nature, extent, and quality of the services to be provided by Granite and RHJ to the fund, the Board considered each firm’s: (i) organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) exper-

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

tise in providing portfolio management services to other similar investment portfolios and the performance history of those portfolios; (iii) proposed investment strategy for the fund; (iv) long- and short-term performance relative to unmanaged indices; and (v) compliance pro-gram.The Board specifically took into account each firm’s investment process and research resources and capabilities, evaluating how each firm would complement the fund’s existing Sub-Advisers. The Board also discussed the acceptability of the terms of the each Sub-Advisory Agreement, noting the substantial similarity to the terms of the fund’s other sub-investment advisory agreements.The Board also considered the review process undertaken by EACM, subject to Dreyfus’ supervision, and EACM’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by each of Granite and RHJ.The Board concluded that the fund will benefit from the quality and experience of Granite’s and RHJ’s respective investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by Granite and RHJ were adequate and appropriate in light of the experience of each firm in managing small cap growth equity assets, each firm’s portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ and EACM’s recommendation to engage Granite and RHJ, and supported a decision to approve the Sub-Advisory Agreements.

Investment Performance of Granite and RHJ. Because Granite and RHJ were newly-appointed sub-investment advisers for the fund, the Board could not consider the investment performance of either firm in managing a portion of the fund’s portfolio as a factor in evaluating the Sub-Advisory Agreements during the Meeting. However, the Board did review Granite’s and RHJ’s historical performance records in managing other portfolios that were comparable to the fund with respect to its investment mandate.The Board also discussed with representatives of Dreyfus and EACM the investment strategies to be employed by each firm in the management of its portion of the fund’s assets. The Board noted each firm’s reputation and experience with respect to small cap growth equity investing, the portfolio manager’s experience in selecting small cap growth stocks, and EACM’s experience and reputation in selecting, evaluating, and overseeing investment managers. Based on these factors, the Board supported a decision to approve each Sub-Advisory Agreement.

Costs of Services to be Provided. The Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus, and not the fund and, thus, would not impact the fees paid by the fund. The Board concluded that the proposed fee payable to each of Granite and RHJ by Dreyfus with respect to the assets to be allocated to each firm in its respective capacity as sub-investment adviser was reasonable and appropriate.

Profitability and Economies of Scale to be Realized. The Board recognized that, because the fee that would be paid to each of Granite and RHJ would be paid by Dreyfus and not the fund, an analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Management Agreement. Accordingly, considerations of profitability and economies of scale with respect to each of Granite and RHJ were not relevant to the Board’s determination to approve the Sub-Advisory Agreements.

The Board also considered whether there were any ancillary benefits that may accrue to either Granite or RHJ as a result of each firm’s relationship with the fund.The Board concluded that each firm may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that each firm was required to select brokers who met the fund’s requirements for seeking best execution, and that Dreyfus monitored and evaluated each firm’s trade execution with respect to fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Board concluded that the respective benefits that were expected to accrue to each of Granite and RHJ by virtue of such firm’s relationship with the fund were reasonable.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

In considering the materials and information described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Directors, with the assistance of independent legal counsel, concluded that the initial approval of each Sub-Advisory Agreement was in the best interests of the fund, and approved the Sub-Advisory Agreements for the fund.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)